Other Receivables (Details) - Schedule of other receivables - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Receivables [Abstract]
Receivable from a guarantee customer			$ 3,187,739
Other receivables	$ 770,356	678,983	363,664
Less: allowance for credit losses		22,148	5,650
Total other receivables	$ 745,964	$ 656,835	$ 3,545,753